UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06113

The Caldwell & Orkin Funds, Inc.

(Exact name of registrant as specified in charter)

100 South Ashley Drive, Suite 895	Tampa, Florida 33602
(Address of principal executive offices)	(Zip code)

Derek Pilecki

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Name and address of agent for service)

Copies to:

Benjamin Mollozzi

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45256

Registrant's telephone number, including area code:	813-282-7870

Date of fiscal year end:	4/30

Date of reporting period:	1/31/20

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

January 31, 2020 (Unaudited)

COMMON STOCKS — LONG — 97.60%	Shares	Fair Value

Asset Management & Custody Banks — 8.08%
Ameriprise Financial, Inc.	2,500	$413,525
BrightSphere Investment Group, Inc.	15,900	146,439
KKR & Company, Inc., Class A	17,500	558,249
Victory Capital Holdings, Inc.	17,000	354,620
		1,472,833
Broadcasting — 2.81%
Entercom Communications Corporation, Class A	52,000	206,440
ViacomCBS, Inc., Class B	8,958	305,737
		512,177
Casinos & Gaming — 5.17%
Las Vegas Sands Corporation	6,000	391,860
Melco Resorts & Entertainment Ltd. - ADR	12,000	242,040
MGM Resorts International	10,000	310,600
		944,500
Communications Equipment — 1.26%
Juniper Networks, Inc.	10,000	229,400

Consumer Finance — 12.77%
Ally Financial, Inc.	13,000	416,390
Capital One Financial Corporation	4,700	469,060
Navient Corporation	10,500	150,990
OneMain Holdings, Inc.	14,000	593,180
SLM Corporation	39,000	425,880
Synchrony Financial	8,500	275,485
		2,330,985
Diversified Banks — 4.85%
Barclays plc, Sponsored - ADR	59,000	519,199
Wells Fargo & Company	7,800	366,132
		885,331
Diversified Capital Markets — 5.82%
Credit Suisse Group AG - ADR	42,000	529,619
Deutsche Bank AG	30,000	274,500
UBS Group AG	20,729	256,418
		1,060,537
Homebuilding — 2.26%
Lennar Corporation, Class A	6,200	411,432

See accompanying notes which are an integral part of this schedule of investments.

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND

SCHEDULE OF INVESTMENTS - continued

January 31, 2020 (Unaudited)

COMMON STOCKS — LONG — 97.60% - continued	Shares	Fair Value
Hotel & Resort REITs — 1.22%
RLJ Lodging Trust	14,250	$221,730

Hotels Resorts & Cruise Lines — 1.76%
BBX Capital Corporation	82,595	320,469

Internet Software & Services — 3.34%
IAC/InterActiveCorp(a)	2,500	608,975

Investment Banking & Brokerage — 11.19%
Charles Schwab Corporation (The)	9,000	409,950
Cowen, Inc., Class A(a)	4,725	75,931
E*TRADE Financial Corporation	6,600	281,292
Goldman Sachs Group, Inc. (The)	2,100	499,275
Interactive Brokers Group, Inc., Class A	1,500	70,500
Morgan Stanley	5,000	261,300
Raymond James Financial, Inc.	2,500	228,575
TD Ameritrade Holding Corporation	4,500	213,660
		2,040,483
Life & Health Insurance — 2.29%
Lincoln National Corporation	4,400	239,712
Primerica, Inc.	1,500	177,840
		417,552
Mortgage REITs — 1.24%
New Residential Investment Corporation	13,500	225,990

Multi-Sector Holdings — 4.47%
Berkshire Hathaway, Inc., Class B(a)	1,900	426,417
Jefferies Financial Group, Inc.	18,000	389,520
		815,937
Packaged Foods & Meats — 0.46%
B&G Foods, Inc.	5,250	84,315

Property & Casualty Insurance — 2.99%
Ambac Financial Group, Inc.(a)	18,700	400,741
MBIA, Inc.(a)	16,000	144,960
		545,701
Real Estate Services — 0.32%
Cushman & Wakefield plc(a)	3,000	57,660

See accompanying notes which are an integral part of this schedule of investments.

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND

SCHEDULE OF INVESTMENTS - continued

January 31, 2020 (Unaudited)

COMMON STOCKS — LONG — 97.60% - continued	Shares	Fair Value
Regional Banks — 16.34%
BankUnited, Inc.	14,000	$462,000
Cadence Bancorporation	5,250	82,058
CIT Group, Inc.	2,700	123,417
Citizens Financial Group, Inc.	10,500	391,440
ConnectOne Bancorp, Inc.	7,000	165,270
FNB Corporation	19,350	225,815
OFG Bancorp	6,750	133,043
Simmons First National Corporation, Class A	1,000	23,980
Sterling Bancorp	19,500	390,000
SVB Financial Group(a)	1,500	360,495
Synovus Financial Corporation	3,296	115,426
Western Alliance Bancorporation	9,200	508,116
		2,981,060
Retail REITs — 2.08%
Seritage Growth Properties, Class A	4,800	176,256
Site Centers Corporation	16,000	203,360
		379,616
Specialized Consumer Services — 1.02%
H&R Block, Inc.	8,000	185,600

Specialty Chemicals — 1.26%
Axalta Coating Systems Ltd.(a)	8,000	230,480

Steel — 1.68%
SunCoke Energy, Inc.(a)	52,000	305,760

Systems Software — 0.94%
BlackBerry Ltd.(a)	28,000	170,800

Technology Hardware Storage & Peripherals — 1.64%
Dell Technologies, Inc., Class C(a)	4,000	195,080
Hewlett Packard Enterprise Company	7,500	104,475
		299,555
Thrifts & Mortgage Finance — 0.34%
MGIC Investment Corporation	4,500	62,055

Total Common Stocks — Long— (Cost $17,161,411)		17,800,933

See accompanying notes which are an integral part of this schedule of investments.

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND

SCHEDULE OF INVESTMENTS - continued

January 31, 2020 (Unaudited)

PREFERRED STOCKS — LONG — 1.99%	Shares	Fair Value

Financials — 1.99%
Federal National Mortgage Association, Series R, 7.63%(a)	17,500	$179,375
Federal National Mortgage Association, Series T, 8.25%(a)	17,500	183,225

Total Preferred Stocks — Long— (Cost $362,220)		362,600

WARRANTS — LONG — 1.50%

American International Group, Inc., Expires 01/19/21, Strike Price $44	28,500	259,065
Zions Bancorp NA, Expires 05/22/20, Strike Price $35	1,100	13,970

Total Warrants — Long— (Cost $409,265)		273,035

MONEY MARKET FUNDS - 1.12%

First American Treasury Obligations Fund, Class X, 1.50%(b)	204,275	204,275

Total Money Market Funds (Cost $204,275)		204,275

Total Investments — 102.21% (Cost $18,137,171)		18,640,843

Liabilities in Excess of Other Assets — (2.21)%		(403,575)

NET ASSETS — 100.00%		$18,237,268

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2020.

ADR	- American Depositary Receipt.

The sub-industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT

January 31, 2020 (Unaudited)

COMMON STOCKS — SHORT — (41.22)%	Shares	Fair Value

Asset Management & Custody Banks — (1.68)%
BlackRock Capital Investment Corporation	(20,700)	$(103,086)
PennantPark Investment Corporation	(31,200)	(204,048)
		(307,134)
Consumer Finance — (0.78)%
LendingClub Corporation(a)	(12,129)	(142,152)

Data Processing & Outsourced Services — (1.67)%
Western Union Company (The)	(11,300)	(303,970)

Diversified REITs — (1.75)%
PS Business Parks, Inc.	(1,900)	(318,364)

Electronic Manufacturing Services — (1.98)%
Celestica, Inc.(a)	(40,000)	(361,600)

Health Care Distributors — (1.38)%
Patterson Companies, Inc.	(11,400)	(250,914)

Industrial REITs — (1.79)%
Duke Realty Corporation	(9,000)	(326,790)

Interactive Media & Services — (1.52)%
Zillow Group, Inc., Class C(a)	(6,000)	(277,260)

Leisure Products — (1.40)%
Yeti Holdings, Inc.(a)	(7,000)	(254,520)

Paper Packaging — (0.99)%
Sealed Air Corporation	(5,100)	(181,050)

Regional Banks — (11.41)%
Columbia Banking System, Inc.	(4,500)	(174,150)
CVB Financial Corporation	(7,000)	(145,390)
First Republic Bank	(2,700)	(299,376)
Glacier Bancorp, Inc.	(3,000)	(127,110)
Heritage Financial Corporation	(3,000)	(77,340)
Investors Bancorp, Inc.	(25,200)	(304,542)
NBT Bancorp, Inc.	(4,125)	(155,884)
People's United Financial, Inc.	(16,250)	(250,575)

See accompanying notes which are an integral part of this schedule of investments.

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT - continued

January 31, 2020 (Unaudited)

COMMON STOCKS — SHORT — (41.22)% - continued	Shares	Fair Value
Regional Banks — (11.41)% - continued
Trustmark Corporation	(5,250)	$(167,895)
UMB Financial Corporation	(3,400)	(225,964)
United Bankshares, Inc.	(4,500)	(154,350)
		(2,082,576)
Residential REITs — (4.18)%
American Homes 4 Rent, Class A	(13,500)	(368,955)
Invitation Homes, Inc.	(12,500)	(393,375)
		(762,330)
Soft Drinks — (1.19)%
Coca-Cola Consolidated, Inc.	(800)	(216,648)

Specialized REITs — (1.53)%
Iron Mountain, Inc.	(8,800)	(278,168)

Thrifts & Mortgage Finance — (5.00)%
Capitol Federal Financial, Inc.	(22,000)	(289,960)
Northwest Bancshares, Inc.	(14,250)	(224,081)
Provident Financial Services, Inc.	(6,000)	(136,860)
TrustCo Bank Corporation	(33,000)	(261,690)
		(912,591)
Trucking — (2.97)%
Lyft, Inc.(a)	(5,200)	(246,896)
Uber Technologies, Inc.(a)	(8,100)	(293,949)
		(540,845)

Total Common Stocks - Short (Proceeds Received $7,506,057)		(7,516,912)

EXCHANGE-TRADED FUNDS — SHORT — (11.20)%

Direxion Daily Financial Bear 3X Shares	(8,000)	(222,880)
Direxion Daily FTSE China Bear 3X Shares	(3,705)	(184,954)
Direxion Daily FTSE China Bull 3X Shares	(7,975)	(129,913)
Direxion Daily Gold Miners Bear 3X Shares	(15,000)	(84,900)
Direxion Daily Gold Miners Bull 3X Shares	(13,575)	(448,247)
Direxion Daily Junior Gold Miners Index Bear 3X Shares	(7,361)	(73,021)
Direxion Daily Junior Gold Miners Index Bull 3X Shares	(4,612)	(352,818)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	(4,980)	(505,419)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	(2,200)	(41,096)
Total Exchange-Traded Funds - Short (Proceeds Received $2,711,490)		(2,043,248)

See accompanying notes which are an integral part of this schedule of investments.

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT - continued

January 31, 2020 (Unaudited)

EXCHANGE-TRADED NOTES — SHORT — (7.71)%	Shares	Fair Value

VelocityShares 3x Inverse Crude Oil ETN	(35,000)	$(196,000)
VelocityShares 3x Inverse Natural Gas ETN	(1,875)	(528,749)
VelocityShares 3x Inverse Silver ETN	(12,290)	(190,372)
VelocityShares 3x Long Crude Oil ETN	(7,250)	(60,828)
VelocityShares 3x Long Natural Gas ETN	(1,000)	(44,150)
VelocityShares 3x Long Silver ETN	(4,170)	(385,767)

Total Exchange-Traded Notes - Short (Proceeds Received $1,955,991)		(1,405,866)

TOTAL SECURITIES SOLD SHORT - (60.13)% (Proceeds Received $12,173,538)		$(10,966,026)

(a)	Non-income producing security.

ADR	- American Depositary Receipt.

The sub-industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of January 31, 2020, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$2,863,850
Unrealized depreciation	(2,228,531)
Net unrealized appreciation	635,319

Aggregate cost of securities for federal income tax purposes	$7,039,498

See accompanying notes which are an integral part of this schedule of investments.

Caldwell & Orkin – Gator Capital Long/Short Fund

Related Notes to Schedule of Investments

January 31, 2020 (Unaudited)

The Caldwell & Orkin – Gator Capital Long/Short Fund (the “Fund”), formerly the Caldwell & Orkin Market Opportunity Fund, is the only investment portfolio of The Caldwell & Orkin Funds, Inc. (the “Company”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. The Fund’s investment objective is to provide long-term capital growth with a short-term focus on capital preservation. Gator Capital Management, LLC (the “Adviser”) is the Fund’s investment adviser.

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, or the closing price is not otherwise available, the last bid price is used for a fair value instead. Debt securities are valued at the price provided by an independent pricing service. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”) in accordance with the Fund’s Fair Value Pricing Policy.

Securities Transactions and Related Investment Income

The Fund follows industry practice and records securities transactions on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income which includes amortization of premium and accretion of discount, is accrued as earned.

Fair Value Measurements

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

Level 2 –   quoted prices which are not active quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term of the asset of liability

Caldwell & Orkin – Gator Capital Long/Short Fund

Related Notes to Schedule of Investments

January 31, 2020 (Unaudited)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Investments in Securities*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$17,800,933	$-	$-	$17,800,933
Preferred Stocks	362,600	-	-	362,600
Warrants	273,035	-	-	273,035
Money Market Funds	204,275	-	-	204,275
Total	$18,640,843	$-	$-	$18,640,843

Liabilities
Securities Sold Short
Common Stocks	$(7,516,912)	$-	$-	$(7,516,912)
Exchange-Traded Funds	(2,043,248)	-	-	(2,043,248)
Exchange-Traded Notes	(1,405,866)	-	-	(1,405,866)
Total	$(10,966,026)	$-	$-	$(10,966,026)

*	For detailed industry descriptions, see the accompanying Schedule of Investments.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund targets a net exposure of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At January 31, 2020, the Fund had approximately 60.13% of its total net assets in short positions.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Caldwell & Orkin Funds, Inc.

By	/s/ Derek Pilecki
Derek Pilecki, President and Principal Executive Officer

Date	3/26/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Derek Pilecki
Derek Pilecki, President and Principal Executive Officer

Date	3/26/2020

By	/s/ Erik Anderson
Erik Anderson, Treasurer and Principal Financial Officer

Date	3/26/2020